Note 16 - Leases	12 Months Ended
Dec. 31, 2025
Notes
Note 16 - Leases

Note 16 – Leases

Lessor

The Company’s subsidiary in Qingdao entered into a lease agreement as a lessor under which it leased its building for 10 years expiring in 2028 to its related party, and the subsidiary in Singapore entered into three lease agreements as a lessor with different third parties. The Company’s leases are accounted as operating leases, and the Company recognizes the rental income on a straight-line basis over the terms of the leases. The total rental income was $154,125, $135,604 and $138,727 for the years ended December 31, 2025, 2024 and 2023, respectively.

Lessee

Equipment leases- third parties

One of the Company’s subsidiaries in PRC had one operation equipment leases which were classified as finance lease in accordance with ASC 842. This finance lease expired in December 2025. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the equipment on the remaining balance of the liability.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 3.95%, which is determined using an incremental borrowing rate with similar term in the PRC.

Finance lease expenses are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Amortization of leased asset	$23,809	$11,951	$-
Interest on lease liabilities	3,901	3,010	-
Total lease expenses	$27,710	$14,961	$-

Supplemental cash flow information related to finance leases are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$133,191	$122,234	$-
Right-of-use assets obtained in exchange for finance lease liabilities	-	235,556	-

Weighted-average remaining term and discount rate related to finance leases were as follows:

	As of December 31, 2025	As of December 31, 2024

Weighted-average remaining term in number of months
Finance leases	-	11
Weighted-average discount rate
Finance leases	-%	3.95%

Building leases – related parties and third parties

The Company entered related-party or third-party operating leases for building leases.

The Company accounts for those building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building leases are classified as operating leases.

Those building leases were classified as operating at inception of the leases. Operating leases result in recognition of ROU assets and lease liabilities on the balance sheet. ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the adoption date of January 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term which this Company estimated to be 5 and 7 years.

For the purchased operation building, the Company does not have the property right, and it can only use the property for 50 years with no option to extend. The building is not accounted for as a property of the Company, the Company accounts for the building as lease in accordance with ASC 842. The Company believes that the building lease agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building is classified as operating lease at inception of the purchase date. Operating leases result in recognition of ROU assets and lease liabilities on the balance sheet. Since the Company already paid the whole purchase price, only ROU assets are recognized based on the present value of lease payments over the lease terms of the adoption date of January 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar terms. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term which this Company estimated to be 50 years.

Operating lease expenses consist of the following:

	Classification	2025	2024	2023

Operating lease cost
Amortization of leased asset		$325,619	$261,754	$154,455
Interest on lease liabilities	Other expense - interest expenses	49,634	44,826	26,198
Total lease expenses		$375,253	$306,580	$180,653

There are no short-term lease expenses for the years ended December 31, 2025, 2024 and 2023.

Supplemental cash flow information related to operating leases are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$335,756	$280,013	$174,411
Right-of-use assets obtained in exchange for operating lease liabilities	43,311	993,783	377,039

Weighted-average remaining term and discount rate related to operating leases were as follows:

	As of	As of
	December 31, 2025	December 31, 2024

Weighted-average remaining term in number of months
Operating leases	35.50	46.28
Weighted-average discount rate
Operating leases	4.39%	4.39%

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2024 for both operating lease and financing lease:

Lease payments
Twelve months ending December 31, 2026	$371,683
Twelve months ending December 31, 2027	290,999
Twelve months ending December 31, 2028	247,619
Twelve months ending December 31, 2029	82,540
Twelve months ending December 31, 2030	-
Total lease payments	992,841
Less: discount	(65,713)
Present value of lease liabilities	927,128
Current lease liabilities	336,336
Noncurrent lease liabilities	$590,792